Transactions with Related Parties, Central Mare Bridge Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 05, 2022
Transactions with Related Parties [Abstract]
Interest and finance costs	$ 20,450	$ 18,142	$ 11,895
Related Party [Member]
Transactions with Related Parties [Abstract]
Interest and finance costs	$ 0	$ 0	207
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Maximum borrowing capacity under unsecured credit facility				$ 20,000
Interest and finance costs			169
Commitment fees			18
Arrangement fees			$ 400